Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Cash Flows.
Decrease (Increase) in Inventories	$ 1,664,000	$ (1,330,000)	$ (6,694,000)
Decrease (Increase) in Trade receivables	23,876,000	6,820,000	(1,425,000)
Increase in Prepayments and other receivables and Other assets	(48,865,000)	(33,328,000)	(30,929,000)
Customer advance payments	152,000,000		0
(Decrease) Increase in Trade and other payables	(8,734,000)	1,413,000	(999,000)
Decrease in working capital	119,941,000	(26,425,000)	(40,047,000)
Withholding taxes	18,619,000	$ 27,558,000	$ 27,256,000
Advanced payments for midstream capacity	16,084,000
Recovery of a restricted deposit	12,083,400
Security deposits	$ 20,000,000